RETIREMENT AND POSTRETIREMENT BENEFITS - MAJOR CATEGORIES OF PLAN ASSETS (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Level 3
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	CAD 297	CAD 132	CAD 126
Pension Plans
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	2,229	2,062	1,799
Pension Plans | Cash and cash equivalents | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	37	42
Pension Plans | Cash and cash equivalents | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	37	42
Pension Plans | Canadian government bonds | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	131	121
Pension Plans | Canadian government bonds | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	131	121
Pension Plans | Corporate bonds and debentures | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	8	8
Pension Plans | Corporate bonds and debentures | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	5	4
Pension Plans | Corporate bonds and debentures | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	3	4
Pension Plans | Canadian corporate bond index fund | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	259	254
Pension Plans | Canadian corporate bond index fund | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	259	254
Pension Plans | Canadian government bond index fund | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	201	198
Pension Plans | Canadian government bond index fund | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	201	198
Pension Plans | United States debt index fund | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	102	84
Pension Plans | United States debt index fund | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	102	84
Pension Plans | Equity securities | Canada | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	133	131
Pension Plans | Equity securities | Canada | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	133	131
Pension Plans | Equity securities | United States | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	2	31
Pension Plans | Equity securities | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	2	31
Pension Plans | Equity securities | Global | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	131	11
Pension Plans | Equity securities | Global | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	106	11
Pension Plans | Equity securities | Global | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	25
Pension Plans | Equity funds | Canada | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	253	255
Pension Plans | Equity funds | Canada | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	253	255
Pension Plans | Equity funds | United States | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	248	221
Pension Plans | Equity funds | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	243	185
Pension Plans | Equity funds | United States | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	5	36
Pension Plans | Equity funds | Global | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	309	476
Pension Plans | Equity funds | Global | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	161	342
Pension Plans | Equity funds | Global | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	148	134
Pension Plans | Infrastructure | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	182	51
Pension Plans | Infrastructure | Level 3
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	182	51
Pension Plans | Real estate funds | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	115	81
Pension Plans | Real estate funds | Level 3
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	115	81
Pension Plans | Foreign Exchange Risk | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	(10)	(1)
Pension Plans | Foreign Exchange Risk | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	(10)	(1)
Other Postretirement Plans
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	115	99	CAD 81
Other Postretirement Plans | Cash and cash equivalents | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	2	1
Other Postretirement Plans | Cash and cash equivalents | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	2	1
Other Postretirement Plans | United States government and government agency bonds | United States | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	46	39
Other Postretirement Plans | United States government and government agency bonds | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	46	39
Other Postretirement Plans | Equity funds | United States | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	34	30
Other Postretirement Plans | Equity funds | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	34	30
Other Postretirement Plans | Equity funds | Global | Total Gross Derivative Instruments
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	34	27
Other Postretirement Plans | Equity funds | Global | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	CAD 34	CAD 27